Financial assets at fair value through other comprehensive income (Details 4) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018	R$ 121,566	[1]
Transferred to Stage 3	(748)	[1]
Out of Stage 1	748	[1]
Assets constituted/reversed	215,940	[1]
Expected loss of financial assets at FVOCI as of December 31, 2018	337,506	[1]
Stage 1
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018	21,370
Transferred to Stage 3	(748)
Out of Stage 1	0
Assets constituted/reversed	(5,910)
Expected loss of financial assets at FVOCI as of December 31, 2018	14,712
Stage 2
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018	44,482
Transferred to Stage 3	0
Out of Stage 1	0
Assets constituted/reversed	117,579
Expected loss of financial assets at FVOCI as of December 31, 2018	162,061
Stage 3
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018	55,714
Transferred to Stage 3	0
Out of Stage 1	748
Assets constituted/reversed	104,271
Expected loss of financial assets at FVOCI as of December 31, 2018	R$ 160,733

[1]	The expected loss is recorded as 'Expected Loss on Other Financial Assets' in the Consolidated Statement of Income.